                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INSURED MUNICIPALS
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)   DESCRIPTION                                          COUPON       MATURITY             VALUE
--------------------------------------------------------------------------------------------------------
        MUNICIPAL BONDS  193.3%
        ALABAMA  6.8%
$   915 Alabama Drinking Wtr Fin Auth
           Revolving Fd Ln Ser A (AMBAC
           Insd) .................................           5.125%       08/15/16         $     985,034
  1,380 Alabama Drinking Wtr Fin Auth
           Revolving Fd Ln Ser A (AMBAC
           Insd) .................................           5.250        08/15/18             1,476,379
  1,480 Dothan-Houston Cnty, AL Arpt
           Auth Arpt Rev (MBIA Insd)
           (AMT) .................................           5.600        12/01/20             1,547,843
  2,620 Montgomery, AL Arpt Auth Arpt
           (Radian Insd) (a) .....................           5.375        08/01/32             2,691,762
  1,200 Montgomery Cnty, AL Pub Bldg
           Auth Rev Wt Fac Proj (MBIA
           Insd) (a) .............................           5.000        03/01/26             1,252,224
  1,725 University AL at Birmingham Hosp
           Rev Ser A (AMBAC
           Insd) (b) .............................           5.000        09/01/36             1,736,388
                                                                                           -------------
                                                                                               9,689,630
                                                                                           -------------
        ARIZONA  0.4%
    580 Pima Cnty, AZ Indl Dev Auth Indl
           Rev Lease Oblig Irvington Proj
           Tucson Rfdg Ser A (FSA Insd) ..........           7.250        07/15/10               598,856
                                                                                           -------------

        CALIFORNIA  24.4%
  1,715 Baldy Mesa, CA Wtr Dist Ctf
           Partn Parity Wtr Sys Impt Proj
           (AMBAC Insd) ..........................           5.000        08/01/36             1,729,766
  5,000 California St Pub Wks Brd Lease
           Rev Office Emergency Svc Ser
           A (FGIC Insd) .........................           5.000        03/01/32             5,080,100
  2,500 California St Var Purp (b) ...............           5.000        06/01/37             2,506,300
  2,500 California St Var Purp (CIFG
           Insd) .................................           5.000        03/01/33             2,557,500


  1,000 California Statewide Cmnty Dev
           Auth Rev Mtg Ridgecrest Regl
           Ser A (MBIA Insd) .....................           5.000        02/01/37             1,013,210
  1,565 California Statewide Cmntys
           Pooled Fin Pgm Ser S
           (FSA Insd) ............................           5.250        10/01/19             1,734,912
  3,390 Coachella, CA Redev Agy Tax
           Alloc Sub Merged Proj Areas
           Ser A (AMBAC Insd) (a) ................           5.250        09/01/36             3,468,614
  3,000 Fortuna, CA Pub Fin Auth Rev
           Escrow (AGL Insd) .....................           5.000        11/01/38             3,082,530
  3,000 Hesperia, CA Pub Fin Auth Rev
           Redev & Hsg Proj Ser A (XLCA
           Insd) .................................           5.000        09/01/37             2,961,060
  3,000 Sacramento, CA City Fin Auth
           Rev Tax Alloc Ser A (FGIC
           Insd) .................................           5.000        12/01/34             3,006,930
  2,000 University CA Rev Ltd Proj Ser B
           (FSA Insd) ............................           5.000        05/15/30             2,073,520
  2,500 West Sacramento, CA Fin Auth
           Spl Tax Rev Ser A (XLCA
           Insd) .................................           5.000        09/01/26             2,641,600
  2,585 Woodland, CA Fin Auth Waste
           Wtr Rev Second Sr Lien (MBIA
           Insd) .................................           5.000        03/01/35             2,663,352
                                                                                           -------------
                                                                                              34,519,394
                                                                                           -------------
        COLORADO  15.6%
  3,575 Arkansas River Pwr Auth CO Impt
           (XLCA Insd) ...........................           5.000        10/01/43             3,532,493
  1,255 Colorado Ed & Cultural Fac Auth
           Rev Charter Sch Aurora
           Academy Proj (XLCA Insd) (a) ..........           5.250        02/15/24             1,287,919
  2,500 Colorado Ed & Cultural Fac Auth
           Rev Rfdg Charter Sch
           Challenge Proj (CIFG Insd) ............           5.000        06/01/37             2,490,300
 10,000 Denver, CO Convention Ctr Hotel
           Auth Rfdg  (XLCA Insd) ................           5.000        12/01/35             9,786,000

  5,000 Southlands Metro Dist No 1 CO
           Rfdg & Impt (Radian Insd) .............           5.250        12/01/34             5,011,050
                                                                                           -------------
                                                                                              22,107,762
                                                                                           -------------
        CONNECTICUT 3.0%
  3,000 Connecticut St Hsg Fin Auth Hsg Mtg
          Fin Pgm Sub Ser B-2-1
          (AMBAC Insd) (AMT) .....................           5.100        11/15/38             2,915,820
  1,375 Connecticut St Dev Auth Wtr Fac
           Rev Aquarion Wtr Co CT Proj
           Rfdg (XLCA Insd) (AMT) ................           5.100        09/01/37             1,346,153
                                                                                           -------------
                                                                                               4,261,973
                                                                                           -------------


        DELAWARE  0.4%
    635 New Castle Cnty, DE Rev Newark
           Charter Sch Inc Proj ..................           5.000        09/01/26               579,336
                                                                                           -------------
        FLORIDA  9.8%
  3,035 Auburndale, FL Wtr & Swr Rev
           (AMBAC Insd) ..........................           4.250        12/01/32             2,756,478
    230 Escambia Cnty, FL Hlth Fac Auth
           Rev (AMBAC Insd) ......................           5.950        07/01/20               242,006
  4,000 Miami-Dade Cnty, FL Aviation Rev
           Miami Intl Arpt Hub Ser A (FGIC
           Insd) (AMT) ...........................           4.750        10/01/36             3,699,440
  2,000 Miami-Dade Cnty, FL Aviation Rev
           Miami Intl Arpt Hub Ser A (FGIC
           Insd) (AMT) ...........................           5.375        10/01/27             2,034,720
  1,500 Miami-Dade Cnty, FL Aviation Rev
           Miami Intl Arpt Ser A (CIFG
           Insd) (AMT) ...........................           5.000        10/01/38             1,454,145
  2,000 Pasco Cnty, FL Solid Waste Disp
           & Res Recovery Sys Rev
           (AMBAC Insd) (AMT) ....................           6.000        04/01/11             2,178,300
  1,500 Port St Lucie, FL Spl Assmt Rev
           Southwest Annexation Dist 1-B
           (MBIA Insd) ...........................           5.000        07/01/33             1,496,730
                                                                                           -------------
                                                                                              13,861,819
                                                                                           -------------
        GEORGIA  2.1%
  1,000 Cobb Cnty, GA Dev Auth Rev
           KSU Town Point Real Estate
           Ser A (CIFG Insd) .....................           5.000        07/15/26             1,014,780
  2,000 Newton Cnty, GA Indl Dev Auth
           GPC Fndtn Real Estate Newton
           (CIFG Insd) ...........................           5.000        06/01/34             1,992,600
                                                                                           -------------
                                                                                               3,007,380
                                                                                           -------------
        HAWAII  2.4%
  1,250 Hawaii St Dept Budget & Fin Spl
           Purp Rev Hawaiian Elec Co Proj
           Rfdg Ser D (AMBAC Insd)
           (AMT) .................................           6.150        01/01/20             1,284,300
  2,000 Hawaii St Dept Budget & Fin Spl
           Purp Rev Hawaiian Elec Co Proj
           Ser C (AMBAC Insd) (AMT) ..............           6.200        11/01/29             2,087,140
                                                                                           -------------
                                                                                               3,371,440
                                                                                           -------------


        ILLINOIS  21.4%
  1,000 Bartlett, IL Tax Increment Rev
           Rfdg Sr Lien Quarry Redev
           Proj ..................................           5.600        01/01/23               997,440
  2,000 Bolingbrook, IL Cap Apprec Ser B
           (MBIA Insd) ...........................             *          01/01/32               540,320
 10,000 Chicago, IL O'Hare Intl Arpt Rev
           Gen Arpt Third Lien Ser B-2
           (FSA Insd) (AMT) (b) ..................           5.750        01/01/22            10,750,000
    155 Chicago, IL Pk Dist Ltd Tax Ser A
           (FGIC Insd) ...........................           5.500        01/01/18               164,514
  4,020 Chicago, IL Proj Rfdg (FGIC Insd) ........           5.250        01/01/28             4,123,957
  1,120 Chicago, IL Proj Rfdg Ser C
           (FGIC Insd) ...........................           5.500        01/01/40             1,175,608
  1,350 Chicago Ill Multi-Family Hsg Rev
           Paul G Stewart Phases I &
           II (FHA Gtd) (AMT) ....................           4.900        03/20/44             1,266,503
  1,770 Glenwood, IL (FSA Insd) (a) ..............           5.375        12/01/30             1,859,173
  1,000 Illinois Ed Fac Auth Rev Robert
           Morris College (MBIA Insd) ............           5.800        06/01/30             1,001,700
  3,000 Illinois St First Ser 1 (FGIC Insd) ......           5.500        02/01/16             3,274,440
  1,500 Illinois St First Ser 1 (FGIC Insd) ......           5.500        02/01/17             1,637,220
  2,000 Illinois St First Ser 1 (FGIC Insd) ......           5.500        02/01/18             2,158,560
  1,260 Kendall, Kane & Will Cntys, IL
           (FGIC Insd) ...........................           5.500        10/01/12             1,376,663
                                                                                           -------------
                                                                                              30,326,098
                                                                                           -------------
        INDIANA  6.0%
  4,600 Indiana Hlth & Ed Fac Fin Auth
           Rev Ascension Hlth Sr Credit
           Ser B-6 (b) ...........................           5.000        11/15/36             4,643,654
  1,000 Indiana Muni Pwr Agy Pwr Supply
           Sys Rev Ser A (MBIA Insd) .............           5.000        01/01/37             1,013,240
  1,000 Indiana Muni Pwr Agy Pwr Supply
           Sys Rev Ser A (MBIA Insd) .............           5.000        01/01/42             1,010,350
  1,800 New Albany Floyd Cnty, IN Sch
           Bldg Corp First Mtg Rfdg (FSA
           Insd) .................................           5.000        07/15/25             1,886,040
                                                                                           -------------
                                                                                               8,553,284
                                                                                           -------------
        KENTUCKY  17.4%
 24,800 Louisville & Jefferson Cnty, KY Metro
           Govt Hlth Sys Rev Norton
           Hlthcare Inc (b) ......................           5.000        10/01/30            24,601,272
                                                                                           -------------


        LOUISIANA  2.2%
  1,000 Louisiana Hsg Fin Agy Mtg Rev
           Coll Mtg Malta Square Proj
           (GNMA Collateralized) (AMT) ...........           6.450        09/01/27             1,070,200
    970 Louisiana Hsg Fin Agy Rev Azalea
           Estates Rfdg Ser A (GNMA
           Collateralized) (AMT) .................           5.375        10/20/39               977,217
  1,000 Louisiana Loc Govt Envir Fac
           Cmnty Dev Auth Rev Ascension
           Parish Lib Proj (AMBAC Insd) ..........           5.250        04/01/35             1,041,410
                                                                                           -------------
                                                                                               3,088,827
                                                                                           -------------
        MICHIGAN  4.5%
  1,000 Detroit, MI Ser A (XLCA Insd) ............           5.250        04/01/23             1,030,910
  3,000 Michigan Tob Settlement Fin Auth
           Tob Settlement Asset Sr Ser A .........           6.000        06/01/48             2,952,660

  1,000 Monroe Cnty, MI Econ Dev Corp
           Ltd Oblig Rev Coll Detroit
           Edison Co Rfdg Ser AA (FGIC
           Insd) .................................           6.950        09/01/22             1,303,870
  1,000 Plymouth Canton, MI Cmnty Sch
           Dist (FGIC Insd) ......................           5.000        05/01/28             1,028,280
                                                                                           -------------
                                                                                               6,315,720
                                                                                           -------------
        MINNESOTA  0.6%
    575 Blue Earth Cnty, MN Econ Dev Auth
           Pub Proj Lease Rev Ser A (MBIA Insd) ..           5.000        12/01/27               601,565
    250 Saint Paul, MN Hsg & Redev Auth
           Hlthcare Fac Rev Hlth Partners
           Oblig Grp Proj ........................           5.250        05/15/36               240,198
                                                                                           -------------
                                                                                                 841,763
                                                                                           -------------
        MISSOURI  6.1%
  1,000 Missouri Jt Muni Elec Util Com
           Pwr Proj Rev Plum Point Proj
           (MBIA Insd) ...........................           5.000        01/01/21             1,042,080
    480 Missouri St Hsg Dev Com
           Multi-Family Hsg Brookstone
           Ser A (AMT) ...........................           6.000        12/01/16               485,323
    465 Missouri St Hsg Dev Com
           Multi-Family Hsg Truman Farm
           Ser A (FSA Insd) (AMT) ................           5.750        10/01/11               470,376
  1,175 Nixa, MO Elec Sys Rev (XLCA
           Insd) .................................           5.000        04/01/25             1,182,097
  2,750 Springfield, MO Pub Bldg Corp
           Leasehold Rev Springfield
           Branson Arpt Ser B (AMBAC
           Insd) (AMT) (b) .......................           4.550        07/01/29             2,491,658


  3,350 Springfield, MO Pub Bldg Corp
           Leasehold Rev Springfield
           Branson Arpt Ser B (AMBAC
           Insd) (AMT) (b) .......................           4.600        07/01/36             3,035,293
                                                                                           -------------
                                                                                               8,706,827
                                                                                           -------------
        NEBRASKA  0.7%
    985 Nebraska Invt Fin Auth
           Multi-Family Rev Hsg Summit
           Club Apt Proj (AMT) ...................           5.700        10/01/12               996,052
                                                                                           -------------
        NEVADA  2.8%
  4,000 Clark Cnty, NV Indl Dev Rev
           Southwest Gas Corp Proj Ser A
           (AMBAC Insd) (AMT) ....................           5.250        07/01/34             4,019,280
                                                                                           -------------
        NEW JERSEY  0.7%
  1,000 New Jersey Hlthcare Fac Fin Auth
           Rev Saint Peters Univ Hosp
           Oblig .................................           5.750        07/01/37             1,008,910
                                                                                           -------------
        NEW YORK  2.1%
  3,000 Port Auth NY & NJ Spl Oblig Rev
           Spl Proj JFK Intl Arpt Term 6
           (MBIA Insd) (AMT) .....................           5.750        12/01/25             3,004,110
                                                                                           -------------
        NORTH CAROLINA  1.2%
  1,585 Brunswick Cnty, NC Enterprise
           Ser A (FSA Insd) ......................           5.250        04/01/24             1,697,693
                                                                                           -------------
        OHIO  8.5%
  5,000 Buckeye, OH Tob Settlement Fin
           Auth Asset Bkd Sr Turbo Ser
           A-2 ...................................           5.875        06/01/30             4,974,900
  2,500 Cuyahoga Falls, OH Ser 1 (FGIC
           Insd) .................................           5.250        12/01/17             2,555,125
  1,325 Hamilton Cnty, OH Swr Sys Rev
           Impt Metro Swr Dist Ser B
           (MBIA Insd) ...........................           5.000        12/01/30             1,373,124
  1,000 New Albany, OH Cmnty Auth
           Cmnty Fac Rev Ser B (AMBAC
           Insd) .................................           5.500        10/01/17             1,095,260
    120 Ohio Hsg Fin Agy Mtg Rev
           Residential Mtg Bkd Sec Ser C
           (GNMA Collateralized) (AMT) ...........           4.900        03/01/11               125,656
  1,715 Ohio St Bldg Auth St Fac Admin
           Bldg Fd Proj Ser A (FSA Insd) .........           5.500        04/01/18             1,869,401
                                                                                           -------------
                                                                                              11,993,466
                                                                                           -------------


        OKLAHOMA  1.0%
  1,250 Tulsa, OK Arpt Impt Tr Gen Rev
           Ser A (FGIC Insd) (AMT) ...............           6.000        06/01/20             1,460,050
                                                                                           -------------
        OREGON  1.3%
    765 Jackson Cnty, OR Arpt Rev Ser A
           (XLCA Insd) ...........................           5.250        12/01/32               781,149
  1,000 Jackson Cnty, OR Arpt Rev Ser A
           (XLCA Insd) ...........................           5.250        12/01/37             1,018,770
                                                                                           -------------
                                                                                               1,799,919
                                                                                           -------------
        PENNSYLVANIA  7.2%
  2,000 Allegheny Cnty, PA Hosp Dev
           Auth Rev Pittsburgh Mercy Hlth Sys
           Inc (AMBAC Insd) (c) ..................           5.625        08/15/26             2,202,640
  5,000 Philadelphia, PA Auth Indl Dev
           Lease Rev Ser B (FSA Insd)
           (Prerefunded @ 10/01/11) ..............           5.500        10/01/15             5,576,300
  2,300 Philadelphia, PA Redev Auth Rev
           Neighborhood Transformation
           Ser A (FGIC Insd) .....................           5.500        04/15/22             2,452,352
                                                                                           -------------
                                                                                              10,231,292
                                                                                           -------------

        RHODE ISLAND  1.2%
  1,500 Rhode Island Port Auth & Econ
           Dev Corp Arpt Rev Ser A (FSA
           Insd) (AMT) ...........................           7.000        07/01/14             1,703,790
                                                                                           -------------
        SOUTH CAROLINA  8.0%
  4,000 Dorchester Cnty, SC Sch Dist No
           002 Installment Pur Rev Growth
           (AGL Insd) ............................           5.000        12/01/29             4,128,000
  2,310 Scago Ed Fac Corp Spartanburg
           Sch Dist No 3 Spartanburg Cnty
           (XLCA Insd) ...........................           5.000        12/01/30             2,289,649
  1,000 South Carolina Jobs Econ Dev
           Auth Hosp Fac Rev Palmetto
           Hlth Alliance Rfdg Ser A ..............           6.250        08/01/31             1,034,940
  3,750 South Carolina Jobs Econ Dev
           Auth Indl Rev Elec & Gas Co
           Proj Ser B (AMBAC Insd)
           (AMT) .................................           5.450        11/01/32             3,843,675
                                                                                           -------------
                                                                                              11,296,264
                                                                                           -------------
        SOUTH DAKOTA  3.0%
  3,740 South Dakota Hsg Dev Auth
           Homeownership Mtg Ser E
           (AMT) (b) .............................           4.625        05/01/36             3,420,604
    845 South Dakota St Hlth & Ed Fac
           Auth Vocational Ed Pgm Ser A
           (AMBAC Insd) ..........................           5.400        08/01/13               856,602
                                                                                           -------------
                                                                                               4,277,206
                                                                                           -------------


        TEXAS  14.9%
  5,000 Dallas-Fort Worth, TX Intl Arpt
           Rev Jt Impt & Rfdg Ser A (FGIC
           Insd) (AMT) ...........................           5.500        11/01/31             5,080,200
  2,000 Dallas-Fort Worth, TX Intl Arpt
           Rev Jt Impt & Rfdg Ser A (MBIA
           Insd) (AMT) ...........................           5.500        11/01/33             2,036,280
  2,000 Dallas-Fort Worth, TX Intl Arpt
           Rev Jt Impt & Rfdg Ser A (FGIC
           Insd) (AMT) ...........................           5.875        11/01/17             2,105,400
  1,500 Dallas-Fort Worth, TX Intl Arpt
           Rev Jt Impt & Rfdg Ser A (FGIC
           Insd) (AMT) ...........................           5.875        11/01/18             1,576,395
    500 Laredo, TX ISD Pub Fac Corp
           Lease Rev Ser A (AMBAC
           Insd) .................................           5.000        08/01/29               507,930
  1,000 Laredo, TX ISD Pub Fac Corp
           Lease Rev Ser C (AMBAC
           Insd) .................................           5.000        08/01/29             1,015,860
    500 Lufkin, TX Hlth Fac Dev Corp Hlth
           Sys Rev Mem Hlth Sys East
           TX ....................................           5.500        02/15/32               484,760
  5,000 Texas St Tpk Auth Cent TX Tpk
           First Tier Ser A (AMBAC Insd) .........           5.500        08/15/39             5,117,600
  1,250 Tyler, TX Hlth Fac Dev Corp Hosp
           Rev Rfdg & Impt East TX Med
           Ctr Ser A .............................           5.375        11/01/37             1,191,137
  2,000 University North TX Univ Rev  Fin
           Sys (MBIA Insd) .......................           4.500        04/15/36             1,942,600
                                                                                           -------------
                                                                                              21,058,162
                                                                                           -------------
        UTAH  3.5%
  5,000 Utha Hsg Corp Single-Family Mtg
           Rev, Ser E-1 (AMT) (b) ................           5.250        01/01/39             4,980,850
                                                                                           -------------
        VIRGINIA  1.1%
  1,495 Harrisonburg, VA Redev & Hsg
           Auth Multi-Family Hsg Rev
           Greens of Salem Run Proj (AMT) ........           6.200        04/01/17             1,516,976
                                                                                           -------------
        WASHINGTON  5.8%
  2,000 Chelan Cnty, WA Pub Util Dist No
           001 Cons Rev Chelan Hydro
           Ser A (MBIA Insd) (AMT) ...............           5.600        01/01/36             2,079,920


  2,760 Spokane Cnty, WA Sch Dist No
           363 (FGIC Insd) .......................           5.250        12/01/21             3,010,332
  3,000 Washington St Univ Rev Student
           Fee Ser A (AMBAC Insd) ................           5.000        10/01/38             3,079,710
                                                                                           -------------
                                                                                               8,169,962
                                                                                           -------------
        WEST VIRGINIA  1.7%
  2,220 Wheeling, WV Wtrwks & Swr Sys
           Rev Comb Ser A (FSA Insd) .............           5.250        06/01/36             2,346,362
                                                                                           -------------
        WISCONSIN  1.2%
  1,610 Wisconsin St Rfdg Ser 3 (FGIC
           Insd) .................................           5.250        05/01/22             1,739,524
                                                                                           -------------
        PUERTO RICO  4.3%
  5,000 Puerto Rico Comwlth Hwy & Tran
           Auth Hwy Rev Rfdg Ser Y (FSA
           Insd) (d) .............................           6.250        07/01/21             6,083,300
                                                                                           -------------
TOTAL INVESTMENTS  193.3%
  (Cost $271,048,584) ............................................................           273,814,549

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (29.5%)
 (Cost ($41,775,000))
 (41,775) Notes with interest rates ranging from 2.26%
           to 3.10% at January 31, 2008 and
           contractual maturities of collateral
           ranging from 2022 to 2039 (e) .........................................           (41,775,000)
                                                                                           -------------

TOTAL NET INVESTMENTS  163.8%
  (Cost $229,273,584) ............................................................           232,039,549


LIABILITIES IN EXCESS OF OTHER ASSETS  (0.2%) ....................................              (291,026)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (63.6%) ......................           (90,066,455)
                                                                                           -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0% ....................................         $ 141,682,068
                                                                                           =============



Percentages are calculated as a percentage of net assets applicable to common shares.

*    Zero coupon bond
(a)  The Trust owns 100% of the outstanding bond issuance.
(b)  Underlying security related to Inverse Floaters entered into by the Trust.
(c)  Escrowed to Maturity
(d)  All or a portion of this security has been physically segregated in connection with open futures contracts.
(e)  Floating rate notes. The interest rate shown reflects the rates in effect at January 31, 2008.


AGL - Assured Guaranty Ltd.
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                                            UNREALIZED
                                                                                           APPRECIATION/
                                                                          CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, March 2008 (Current Notional
   Value of $119,313 per contract) ...............................             315         $    (704,553)
                                                                          --------         -------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Insured Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008